United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY




                  Investment Company Act File Number: 811-21650


                              ASA (BERMUDA) LIMITED
                              ---------------------
               (Exact name of registrant as specified in charter)



                                11 SUMMER STREET
                             BUFFALO, NEW YORK 14209
                    (Address of principal executive offices)



                               JPMORGAN CHASE BANK
                            3 CHASE METROTECH CENTER
                            BROOKLYN, NEW YORK 11245
                     (name and address of agent for service)



       Registrant's telephone number, including area code: (716) 883-2428



                   Date of fiscal year end: NOVEMBER 30, 2006



             Date of reporting period: JULY 1, 2005 - JUNE 30, 2006

Item 1.           Proxy Voting Record
                  "*" indicates the JSE Limited Ticker Symbol

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                        Meeting      Sponsor         Vote Cast  For/
                                                                        Date                                    Against
                                                                                                                Mgmt.
---------------------------------------------------------------------------------------------------------------------------
        ANGLO AMERICAN PLC                                              04/25/06
---------------------------------------------------------------------------------------------------------------------------
        Ticker: AGL*          CUSIP: NA
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Proposals
---------------------------------------------------------------------------------------------------------------------------
        Accept Financial Statements and Statutory Reports                            Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Approve Final Dividend of USD 0.95 per Ordinary Share                        Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Elect Peter Woicke as Director                                               Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Elect Mamphela Ramphele as Director                                          Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Elect David Challen as Director                                              Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Elect Fred Phaswana as Director                                              Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-elect Sir Mark Moody-Stuart as Director                                   Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-appoint Deloitte & Touche LLP as Auditors                                 Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Authorize Board to Fix Remuneration of Auditors                              Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Approve Remuneration Report                                                  Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Authorize Issue of Equity or Equity-linked Securities with                   Mgmt.           For        For
        Pre-emptive Rights up to Aggregate Nominal Amount of USD
        248,500,000
---------------------------------------------------------------------------------------------------------------------------
        Authorize Issue of Equity or Equity-linked Securities without                Mgmt.           For        For
        Pre-emptive rights up to Aggregate Nominal Amount of USD
        37,250,000
---------------------------------------------------------------------------------------------------------------------------
        Authorize 149,000,000 Ordinary Shares for Market Purchase                     Mgmt.          For        For
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                        Meeting      Sponsor         Vote Cast  For/
                                                                        Date                                    Against
                                                                                                                Mgmt.
---------------------------------------------------------------------------------------------------------------------------
        ANGLO PLATINUM LTD.                                             03/28/06
---------------------------------------------------------------------------------------------------------------------------
        Ticker: AMS*          CUSIP: NA
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Proposals
---------------------------------------------------------------------------------------------------------------------------
        Accept Financial Statements and Statutory Reports for Year                   Mgmt.           For        For
        Ended 31 December 2005
---------------------------------------------------------------------------------------------------------------------------
        Re-elect B.E. Davison as Director                                            Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Elect D.A. Hathorn as Director Appointed During the year                     Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-elect B.A. Khumalo as Director                                            Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-elect T.H. Nyasulu as Director                                            Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-elect A.M. Thebyane as Director                                           Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-elect R.H.H. van Kerckhoven as Director                                   Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-elect T.A. Wixley as Director                                             Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Ratify Deloitte & Touche as Auditors                                         Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Authorize Repurchase of up to 20 Percent of Issued Share                     Mgmt.           For        For
        Capital
---------------------------------------------------------------------------------------------------------------------------
        Place Authorized but Unissued Shares under Control of Directors              Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Amend Anglo American Platinum Deferred Bonus Plan 2003                       Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Approve the Non-Executive Director Fees                                      Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Authorize Board to Ratify and Execute Approved Resolutions                   Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                        Meeting      Sponsor         Vote Cast  For/
                                                                        Date                                    Against
                                                                                                                Mgmt.
---------------------------------------------------------------------------------------------------------------------------
        ANGLOGOLD ASHANTI LIMITED
---------------------------------------------------------------------------------------------------------------------------
        Ticker: ANG*          CUSIP: NA
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Special Meeting Agenda                                          04/10/06
---------------------------------------------------------------------------------------------------------------------------
        Approve Issuance of Shares Without Preemptive Rights up to a                 Mgmt.           For        For
        Maximum of US$ 500 Million
---------------------------------------------------------------------------------------------------------------------------
        Authorize Board to Ratify and Execute Approved Resolutions                   Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Annual Meeting Agenda                                           05/05/06
---------------------------------------------------------------------------------------------------------------------------
        Accept Financial Statements and Statutory Reports for Year                   Mgmt.           For        For
        Ended Dec. 31, 2005
---------------------------------------------------------------------------------------------------------------------------
        Re-Elect F.B. Arisman as Director                                            Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-Elect E. leR. Bradley as Director                                         Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-Elect R.P. Edey as Director                                               Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-Elect R.M. Godsell as Director                                            Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-Elect T.J. Motlatsi as Director                                           Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Re-Elect R.E. Bannerman as Director                                          Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Elect R. Carvalho Silva as Director Appointed During the Year                Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Elect R. Medori as Director Appointed During the Year                        Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Elect N.F. Nicolau as Director Appointed During the Year                     Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Elect S. Venkatakrishnan as Director Appointed During the Year               Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Place Authorized but Unissued Shares under Control of Directors              Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Approve Issuance of Shares Without Preemptive Rights up to a                 Mgmt.           For        For
        Maximum of 10 Percent of Issued Capital
---------------------------------------------------------------------------------------------------------------------------
        Authorize Repurchase up to 20 Percent of Issued Share Capital                Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Approve Remuneration of the Company's President as                           Mgmt.           For        For
        Non-Executive Director
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                        Meeting      Sponsor         Vote Cast  For/
                                                                        Date                                    Against
                                                                                                                Mgmt.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        BARRICK GOLD CORPORATION                                        05/04/06
---------------------------------------------------------------------------------------------------------------------------
        Ticker: ABX          CUSIP: 067901108
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Annual and Special Meeting Proposals
---------------------------------------------------------------------------------------------------------------------------
        Election of Directors                                                        Mgmt.           For All    For
---------------------------------------------------------------------------------------------------------------------------
        Approve Appointment of PricewaterhouseCoopers LLP as Auditors                Mgmt.           For        For
        and Authorize Directors to Fix their Remuneration
---------------------------------------------------------------------------------------------------------------------------
        Approve Continuance and Arrangement of Company in Connection                 Mgmt.           For        For
        with Acquisition of Placer Dome Inc.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        COMPANIA DE MINAS BUENAVENTURA S.A.                             03/30/06
---------------------------------------------------------------------------------------------------------------------------
        Ticker: BVN          CUSIP: 204448104
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Proposals
---------------------------------------------------------------------------------------------------------------------------
        Approval of Annual Report and Financial Statements as of Dec.                Mgmt.           Not Voted  -----
        31, 2005
---------------------------------------------------------------------------------------------------------------------------
        Grant Authority to Board to Appoint External Auditors for 2006               Mgmt.           Not Voted  -----
---------------------------------------------------------------------------------------------------------------------------
        Declaration of Cash Dividend of US $0.22 per Share or ADS                    Mgmt.           Not Voted  -----
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        GOLDCORP INC.                                                   04/19/06
---------------------------------------------------------------------------------------------------------------------------
        Ticker: GG          CUSIP: 380956409
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Proposals
---------------------------------------------------------------------------------------------------------------------------
        Authorize Directors to Determine Number of Directors to be                   Mgmt.           For        For
        Elected
---------------------------------------------------------------------------------------------------------------------------
        Election of Directors                                                        Mgmt.           For All    For
---------------------------------------------------------------------------------------------------------------------------
        Appointment of Deloitte & Touch LLP as Auditors and Authorize                Mgmt.           For        For
        Directors to Fix their Remuneration
---------------------------------------------------------------------------------------------------------------------------
        Confirmation of New General By-Law Number 2                                  Mgmt.           For        For
---------------------------------------------------------------------------------------------------------------------------
        Approve Issuance of up to 8,681,890 Additional Common Share                  Mgmt.           For        For
        Purchase Warrants
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                        Meeting      Sponsor         Vote Cast  For/
                                                                        Date                                    Against
                                                                                                                Mgmt.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        GOLD FIELDS LIMITED                                             11/17/05
--------------------------------------------------------------------------------------------------------------------------
        Ticker: GFI*          CUSIP: NA
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Proposals
--------------------------------------------------------------------------------------------------------------------------
        Accept Financial Statements and Statutory Reports for Year                   Mgmt.           For        For
        Ended June 30, 2005
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect A. Grigorian as Director Appointed During the Year                  Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect S. Stefanovich as Director Appointed During the Year                Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect M. McMahon as Director                                              Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect C.I. von Christierson as Director                                   Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect A.J. Wright as Director                                             Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Place Authorized But Unissued Shares under Control of Directors              Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Approve Issuance of Shares without Preemptive Rights up to a                 Mgmt.           For        For
        Maximum of 10 Percent of Issued Capital
--------------------------------------------------------------------------------------------------------------------------
        Approve Gold Fields Limited 2005 Share Plan                                  Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Place Authorized But Unissued Shares under Control of                        Mgmt.           For        For
        Directors Pursuant to the Gold Fields 2005 Share Plan
--------------------------------------------------------------------------------------------------------------------------
        Place Authorized but Unissued Shares under Control of                        Mgmt.           For        For
        Directors Pursuant to the GF Management Incentive Scheme as
        Approved by the 11-10-1999 AGM
--------------------------------------------------------------------------------------------------------------------------
        Approve Issuance of Shares to Non-Executive Directors Pursuant               Mgmt.           For        For
        to the Gold Fields 2005 Non-Executive Share Plan
--------------------------------------------------------------------------------------------------------------------------
        Approve Increase of Chairman of Audit Committee Annual                       Mgmt.           For        For
        Retainer from ZAR 80,000 to ZAR 112,000
--------------------------------------------------------------------------------------------------------------------------
        Authorize Repurchase of Up to 15 Percent of Issued Share                     Mgmt.           For        For
        Capital
--------------------------------------------------------------------------------------------------------------------------
        Approve Issuance of Shares Pursuant to the Gold Fields 2005                  Mgmt.           For        For
        Executive Share Plan
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                        Meeting      Sponsor         Vote Cast  For/
                                                                        Date                                    Against
                                                                                                                Mgmt.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        HARMONY GOLD MINING LTD.                                        11/04/05
--------------------------------------------------------------------------------------------------------------------------
        Ticker:  HMY          CUSIP:  413216300
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Proposals
--------------------------------------------------------------------------------------------------------------------------
        Accept Financial Statements and Statutory Reports for Year                   Mgmt.           For        For
        Ended June 30, 2005
--------------------------------------------------------------------------------------------------------------------------
        Approve Remuneration of Directors                                            Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Elect J.A. Chissano as Director Appointed During the Year                    Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect F. Abbott as Director                                               Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect P. Motsepe Director                                                 Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect C. Savage as Director                                               Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Authorize Repurchase of up to 20 Percent of Issued Share                     Mgmt.           For        For
        Capital
--------------------------------------------------------------------------------------------------------------------------
        Amend the 2003 Harmony Share Option Scheme                                   Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Place 10 percent of Authorized But Unissued Shares under                     Mgmt.           For        For
        Control of Directors
--------------------------------------------------------------------------------------------------------------------------
        Approve Issuance of Shares without Preemptive Rights up to a                 Mgmt.           For        For
        Maximum of 15 Percent of Issued Capital
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        IMPALA PLATINUM HOLDINGS LTD.                                   10/19/05
--------------------------------------------------------------------------------------------------------------------------
        Ticker:  IMP*          CUSIP:  NA
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Proposals
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect D.H. Brown as Director                                              Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect L.J. Paton as Director                                              Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect T.V. Mokgatlha as Director                                          Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Place Authorized But Unissued Shares under Control of Directors              Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Approve Remuneration of Directors                                            Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Authorize Repurchase of Up to 10 Percent of Issued Share                     Mgmt.           For        For
        Capital
--------------------------------------------------------------------------------------------------------------------------
        Amend Articles of Association Re: Chairman of the Board                      Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                        Meeting      Sponsor         Vote Cast  For/
                                                                        Date                                    Against
                                                                                                                Mgmt.
--------------------------------------------------------------------------------------------------------------------------
        LONMIN PLC                                                      01/26/06
--------------------------------------------------------------------------------------------------------------------------
        Ticker:  LNMIY.PK          CUSIP:  54336Q203
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Proposals
--------------------------------------------------------------------------------------------------------------------------
        Receive the 2005 Report and Accounts                                         Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Approve the 2005 Directors' Remuneration Report                              Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Declare a Final Dividend for 2005                                            Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Reappoint the Auditors and Authorize the Board to Agree to the               Mgmt.           Not Voted  -----
        Auditors' Remuneration
--------------------------------------------------------------------------------------------------------------------------
        Re-appoint Directors                                                         Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Authorize Directors to Allot Unissued Shares                                 Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Authorize Disapplication of Pre-emption Rights                               Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Authorize Repurchase of Company Shares                                       Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        MERIDIAN INC.                                                   05/16/06
--------------------------------------------------------------------------------------------------------------------------
        Ticker:  MDG          CUSIP:  589975101
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Proposals
--------------------------------------------------------------------------------------------------------------------------
        Election of Directors                                                        Mgmt.           For All    For
--------------------------------------------------------------------------------------------------------------------------
        Appoint KPMG LLP as Auditors and Authorize Board of Directors                Mgmt.           For        For
        to Fix their Remuneration
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                        Meeting      Sponsor         Vote Cast  For/
                                                                        Date                                    Against
                                                                                                                Mgmt.
--------------------------------------------------------------------------------------------------------------------------
        MVELAPHANDA RESOURCES LTD.                                      11/08/05
--------------------------------------------------------------------------------------------------------------------------
        Ticker:  MVL*          CUSIP:  NA
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Annual Meeting Agenda
--------------------------------------------------------------------------------------------------------------------------
        Accept Financial Statements and Statutory Reports for Year                   Mgmt.           For        For
        Ended June 30, 2005
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect T.M.G. Sexwale as Director                                          Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect E. Molobi as Director                                               Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect M.J. Willcox as Director                                            Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect S.M.M. Xaylya as Director                                           Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect K.B. Mosehla Director                                               Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-Elect N.S. Ntsaluba Director                                              Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Approve Remuneration of Directors                                            Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Ratify and Confirm Actions of Directors During year Ended June               Mgmt.           Against    Against
        30, 2005
--------------------------------------------------------------------------------------------------------------------------
        Reappoint PricewaterhouseCoopers as Auditors and Authorize                   Mgmt.           For        For
        Board to Fix their Remuneration
--------------------------------------------------------------------------------------------------------------------------
        Place Authorized but Unissued Shares under Control of Directors              Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Approve Issuance of Shares without Preemptive rights up to a                 Mgmt.           For        For
        Maximum of 5 Percent of Issued Capital
--------------------------------------------------------------------------------------------------------------------------
        Authorize Board to Ratify and Execute Approved Resolutions                   Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Authorize Repurchase of Up to 20 Percent of Issued Share                     Mgmt.           For        For
        Capital
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        NEWCREST MINING LIMITED                                         10/27/05
--------------------------------------------------------------------------------------------------------------------------
        Ticker:  NCMGY.PK          CUSIP:  651191108
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Proposals
--------------------------------------------------------------------------------------------------------------------------
        Receive Financial Report of Company for the Year Ended June                  Mgmt.           Not Voted  -----
        30, 2005
--------------------------------------------------------------------------------------------------------------------------
        Election of Directors                                                        Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Alterations to Constitution                                                  Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Adoption of Remuneration Report                                              Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Directors' Remuneration                                                      Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Approval of Restricted Share Plan                                            Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------
        Grant of Share Rights to the Managing Director                               Mgmt.           Not Voted  -----
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                        Meeting      Sponsor         Vote Cast  For/
                                                                        Date                                    Against
                                                                                                                Mgmt.
--------------------------------------------------------------------------------------------------------------------------
        NEWMONT MINING CORPORATION                                      04/25/06
--------------------------------------------------------------------------------------------------------------------------
        Ticker: NEM          CUSIP: 651639106
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Proposals
--------------------------------------------------------------------------------------------------------------------------
        Election of Directors                                                        Mgmt.           For All    For
--------------------------------------------------------------------------------------------------------------------------
        Ratify Appointment of PricewaterhouseCoopers LLP as                          Mgmt.           For        For
        Independent Auditors
--------------------------------------------------------------------------------------------------------------------------
        Shareholder Proposal regarding Independent Board Chairman                    Shareholder     Against    For
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        RANDGOLD RESOURCES LIMITED                                      05/02/06
--------------------------------------------------------------------------------------------------------------------------
        Ticker:  GOLD          CUSIP:  752344309
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Proposals
--------------------------------------------------------------------------------------------------------------------------
        Adoption of Directors' Report and Accounts                                   Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Re-election of Directors                                                     Mgmt.           For All    For
--------------------------------------------------------------------------------------------------------------------------
        Adoption of the Report of the Remuneration Committee                         Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Approval of Fees Payable to Directors                                        Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------
        Appointment of PricewaterhouseCoopers LLP as Auditors of the                 Mgmt.           For        For
        Company
--------------------------------------------------------------------------------------------------------------------------
        Authorization to Purchase Shares for Cash                                    Mgmt.           For        For
--------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES




         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.







              ASA (Bermuda)Limited




              /s/    Robert J.A. Irwin
              ----------------------------------------------
              by     Robert J.A. Irwin
                     Chairman, President and Treasurer
                     (Principal Executive Officer)




              Date: August 22, 2006